Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) segment item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Convenience Translation
Convenience translation rate (RMB to USD)	6.943
Cash and cash equivalents
Online tuition fees held in Alipay and 99bill		¥ 4,794			¥ 10,035
Long-lived assets
Goodwill impairment loss	¥ 0
Impairment charge	¥ 0	¥ 0	¥ 0
Revenue recognition
Prepaid credit package expiration rate (in percent)	17.00%	15.00%	10.00%
Sales and marketing expenses
Advertising expenses	¥ 163,345	¥ 136,507	¥ 40,393
Operating leases
Rental expenses incurred	¥ 24,851	15,364	5,946
Capital leases		0	0		0
Segment reporting
Number of operating segments | segment	1
Number of principal geographical areas | item	2
Property and equipment, net		25,012		$ 5,988	41,576
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC VIEs shall be transferred	50.00%
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred	50.00%
Appropriations of statutory reserves	¥ 0	0	0
Appropriations to other reserve funds	0	0	0
PRC Contribution Plan
Employee benefits
Employee benefit expense	54,972	49,925	14,329
Philippine Employee Benefit Plan
Employee benefits
Employee benefit expense	¥ 2,836	1,335	¥ 717
Defined benefit plan liability		674			1,918
China
Segment reporting
Property and equipment, net		18,779			27,228
Philippines
Segment reporting
Property and equipment, net		¥ 6,233			¥ 14,348
Minimum
Revenue recognition
Number of lesson credits in prepaid credit package | item	20
Validity period of lesson credits in prepaid credit package	3 months
Duration of prepaid membership package	3 months
Maximum
Revenue recognition
Number of lesson credits in prepaid credit package | item	720
Validity period of lesson credits in prepaid credit package	60 months
Duration of prepaid membership package	36 months
Number of lessons per day students can book within membership period | item	1
Operating leases
Term of operating lease	3 years
Employee stock option | Minimum
Share-based compensation
Continuous service period (in years)	3 years
Employee stock option | Maximum
Share-based compensation
Continuous service period (in years)	4 years
Computers and equipment
Long-lived assets
Estimated useful lives	3 years
Furniture and fixtures
Long-lived assets
Estimated useful lives	5 years